Trade and other receivables (Details)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Trade and other receivables
Trade, leases and services receivable	$ 74,186,000,000		$ 67,328,000,000
Less: allowance for doubtful accounts	(1,512,000,000)		(2,212,000,000)
Total trade receivables		$ 72,674	65,116
Prepayments	13,312,000,000		12,793,000,000
Borrowings, deposits and others	9,533,000,000		10,275,000,000
Contributions pending integration	45			$ 54
Guarantee deposits	11,000,000		2,000,000
Tax receivables	8,340,000,000		6,381,000,000
Others	7,616,000,000		9,093,000,000
Total other receivables		38,857	38,598
Total trade and other receivables		111,531	103,714
Non-current	33,710,000,000		31,891,000,000
Current	$ 77,821,000,000		71,823,000,000
Total		$ 111,531	$ 103,714